Employee share scheme (Tables)	12 Months Ended
Dec. 31, 2022
Employee Share Scheme
Schedule of total cost between each of the relevant schemes

Charge (£m)	2022
Performance Share Plan	6
Share Value Plan	11
Total	17

Schedule of awards for relevant scheme

Number of share awards ('000)[1]	2022
Performance Share Plan	12,719
Share Value Plan	38,845
Total	51,564

1	These awards were granted on 6 October 2022.

Schedule of assumptions used in fair value model used to calculate the fair value of the awards

2022 Grant
Share price at grant date	£2.74
Expected life	3 years
Expected dividend yield	1.59%